Impairment of goodwill and long-lived assets (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 09, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill recognition of impairment losses		$ 1,643	$ 1,643
Goodwill		$ 1,643	1,643
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Increase discount rate		1.00%
Additional impairment loss		$ 1,810
Additional impairment loss			4,060
SFF Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 17,778		17,778
Goodwill		1,643	19,421
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		289
Additional impairment loss			88
OFIT GM Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss			289	3,233
Goodwill			289	3,522
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		150
Additional impairment loss			29
OFIT RT Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss			150	867
Goodwill			$ 150	$ 1,017